                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:    White Mountains Insurance Group, Ltd.
 Address: 80 South Main Street
          Hanover, New Hampshire 03755
          U.S.A.

Form 13F File Number: 028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Brian Palmer
Title:  Chief Accounting Officer
Phone:  (603) 640-2200

Signature, Place, and Date of Signing:

   /s/ J. Brian Palmer         Hanover, New Hampshire   November 14, 2005
   ------------------------    ----------------------   -----------------
        [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-00470                   White Mountains Advisors LLC

    028-06739                   High Rise Capital Management, L.P.